Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of basis of preparation of financial statements [Abstract]
Disclosure of interests in subsidiaries	The Interim Condensed Consolidated Financial Statements reflect the corporate structure of the Group as of June 30, 2025, including all wholly owned subsidiaries:
•Diversified Energy Company PLC (“DEC”)
•Diversified Gas & Oil Corporation
•Diversified Production LLC
•Diversified ABS Phase IV Holdings LLC
•Diversified ABS Phase IV LLC
•Sooner State Joint ABS Holdings LLC(a)
•OCM Denali Holdings, LLC
•Diversified ABS Phase VI Holdings LLC
•Diversified ABS Phase VI LLC
•Diversified ABS VI Upstream LLC
•Oaktree ABS VI Upstream LLC
•DP Lion Equity Holdco LLC(b)
•DP Lion Holdco LLC
•Diversified ABS VIII Holdings LLC
•Diversified ABS VIII LLC
•Diversified ABS III Upstream LLC
•Diversified ABS V Upstream LLC
•Diversified ABS IX Holdings LLC
•Diversified Mustang Holdco LLC
•Diversified ABS X Holdings LLC
•Diversified ABS X LLC
•Diversified ABS LLC
•Diversified ABS Phase II LLC
•Diversified ABS Phase X LLC
•Maverick Natural Resources, LLC
•Bluebonnet Resources, LLC
•Maverick Natural Resources II, LLC
•Maverick Services, LLC
•Maverick ABS Holdco, LLC
•MNR ABS Holdings I, LLC
•MNR ABS Issuer I, LLC
•MNR ABS Agent Corp
•DP RBL Co LLC
•DP Bluegrass LLC
•Chesapeake Granite Wash Trust(c)
•BlueStone Natural Resources II, LLC
•DP Legacy Central LLC
•Diversified Energy Marketing, LLC
•Maverick Asset Holdings LLC
•Maverick Permian LLC
•Maverick Permian Agent Corp
•Unbridled Resources, LLC
•Wheeler Midstream, LLC
•MidPoint Mistream, LLC
•Unbridled Agent Corp
•Breitburn Operating LP
•Breitburn Transpetco LP LLC
•Transpetco Pipeline Company, LP
•Breitburn Transpetco GP LL
•Breitburn Oklahoma LLC
•Phoenix Production Company
•GTG Pipeline LLC
•Maverick Operating GP, LLC
•DP Tapstone Energy Holdings, LLC
•DP Legacy Tapstone LLC
•DP Yellowjacket Holdco LLC
•DM Yellowjacket Holdco LLC
•Tanos TX Holdco LLC
•Diversified ABS IX Holdings LLC
•Diversified Mustang Holdco LLC
•Splendid Land, LLC(d)
•Riverside Land, LLC(d)
•Old Faithful Land, LLC(d)
•Link Land, LLC(d)
•Giant Land, LLC(d)
•Next LVL Energy, LLC
•Diversified Midstream LLC
•DM Mountaineer Holdings LLC
•Cranberry Pipeline Corporation
•Coalfield Pipeline Company
•DM Bluebonnet LLC
•Black Bear Midstream Holdings LLC
•Black Bear Midstream LLC
•Black Bear Liquids LLC
•Black Bear Liquids Marketing LLC
•DM Pennsylvania Holdco LLC
•Diversified Energy Group LLC
•Diversified Energy Company LLC
(a)Owned 51.25% by Diversified Production LLC and 48.75% by OCM Denali Holdings LLC, both wholly owned subsidiaries of the Group.
(b)Diversified Production, LLC holds 20% of the issued and outstanding equity of DP Lion Equity Holdco LLC. This entity is not consolidated within the Group’s financial statements as of June 30, 2025. Refer to Note 12 for additional information.
(c)Diversified Production, LLC holds 50.8% of the issued and outstanding common shares of Chesapeake Granite Wash Trust.
(d)Owned approximately 55% by Diversified Energy Company PLC.